Stock-Based Compensation - Schedule of Stock Option Plans, by Exercise Price Range (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	2,536
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	3 years 8 months 23 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 13.66
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	2,501
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 13.63
$ 6.06 - $ 9.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 6.06
RANGE OF EXERCISE PRICES, upper range limit	$ 9.81
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	397
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	2 years 3 months 15 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 8.42
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	397
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 8.42
$ 10.24 - $ 10.24 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 10.24
RANGE OF EXERCISE PRICES, upper range limit	$ 10.24
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	448
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	1 year 10 months 2 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 10.24
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	448
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 10.24
$10.30 - $15.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 10.30
RANGE OF EXERCISE PRICES, upper range limit	$ 15.75
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	380
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	1 year 8 months 27 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 13.27
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	380
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 13.27
$15.84 - $15.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 15.84
RANGE OF EXERCISE PRICES, upper range limit	$ 15.84
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	665
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	6 years 5 months 23 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 15.84
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	630
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 15.84
$16.09 - $17.66 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 16.09
RANGE OF EXERCISE PRICES, upper range limit	$ 17.66
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	410
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	4 years 4 months 17 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 16.80
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	410
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 16.80
$17.95 - $19.36 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 17.95
RANGE OF EXERCISE PRICES, upper range limit	$ 19.36
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	236
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	4 years 29 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 18.03
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	236
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 18.03